AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Principal Amount	Value
Corporate Bonds and Notes - 35.6%
Financials - 11.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$1,050,000	$975,480
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	973,000	855,267
American Tower Corp.
3.600%, 01/15/28	1,680,000	1,608,171
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	1,600,000	1,524,699
The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	937,000	901,705
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	460,000	458,160
Boston Properties, LP
3.400%, 06/21/29	1,841,000	1,689,820
Citigroup, Inc.
(3.980% to 03/20/29 then 3 month LIBOR + 1.338%), 3.980%, 03/20/30[1,3]	1,677,000	1,623,663
Crown Castle, Inc.
4.000%, 03/01/27	1,800,000	1,786,310
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	2,676,000	2,620,149
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	1,409,000	1,330,440
Morgan Stanley, GMTN
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[1,3]	1,624,000	1,627,156
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then SOFR + 4.502%), 5.013%, 04/04/51[1,3]	1,411,000	1,464,214

Total Financials		18,465,234
Industrials - 22.1%
Anglo American Capital PLC (United Kingdom)
2.875%, 03/17/31[4]	919,000	780,647
Ashtead Capital, Inc.
1.500%, 08/12/26[4]	986,000	867,308
AT&T, Inc.
4.300%, 12/15/42	1,710,000	1,571,840
Block Financial LLC
3.875%, 08/15/30	1,767,000	1,653,420
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	1,808,000	1,789,145
CF Industries, Inc.
5.375%, 03/15/44	1,525,000	1,473,204
	Principal Amount	Value

Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/29	$2,000,000	$1,706,214
CommonSpirit Health
3.347%, 10/01/29	1,737,000	1,610,805
CVS Health Corp.
5.125%, 07/20/45	1,735,000	1,769,496
Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,512,000	1,613,366
Discovery Communications LLC
3.950%, 03/20/28	1,766,000	1,701,036
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,610,157
HCA, Inc.
4.125%, 06/15/29	842,000	810,310
4.500%, 02/15/27	874,000	868,762
Kraft Heinz Foods Co.
5.000%, 06/04/42	1,682,000	1,628,431
Merck & Co., Inc.
1.900%, 12/10/28	1,897,000	1,738,482
Microsoft Corp.
2.525%, 06/01/50	2,165,000	1,686,561
Parker-Hannifin Corp.
3.250%, 06/14/29	1,773,000	1,681,027
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	830,688
Sonoco Products Co.
2.850%, 02/01/32	1,852,000	1,604,087
Sysco Corp.
2.400%, 02/15/30	2,284,000	2,031,882
Verizon Communications, Inc.
3.875%, 02/08/29	3,403,000	3,393,122
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	1,593,000	1,465,184

Total Industrials		35,885,174
Utilities - 2.1%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	978,000	909,540
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	2,024,000	1,636,401
Northern States Power Co.
2.900%, 03/01/50	1,000,000	794,451

Total Utilities		3,340,392

Total Corporate Bonds and Notes (Cost $64,830,199)		57,690,800
Municipal Bonds - 6.8%
California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	766,687

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Municipal Bonds - 6.8% (continued)
California State General Obligation, School Improvements 7.550%, 04/01/39	$2,410,000	$3,318,580
JobsOhio Beverage System Series B, 4.532%, 01/01/35	1,705,000	1,792,703
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	1,775,000	2,014,374
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	2,017,000	1,794,683
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	1,310,000	1,279,907

Total Municipal Bonds (Cost $11,543,785)		10,966,934
U.S. Government and Agency Obligations - 52.8%
Fannie Mae - 22.5%
FNMA
2.000%, 02/01/36 to 10/01/50	2,068,302	1,920,274
3.000%, 06/01/38	1,235,865	1,235,328
3.500%, 03/01/30 to 07/01/50	12,880,888	13,013,778
4.000%, 03/01/44 to 01/01/51	8,742,956	8,930,843
4.500%, 04/01/39 to 07/01/48	8,631,726	8,999,748
5.000%, 07/01/47 to 02/01/49	2,209,554	2,333,612

Total Fannie Mae		36,433,583
Freddie Mac - 10.5%
FHLMC
2.500%, 10/01/34 to 08/01/50	4,366,822	4,212,760
3.000%, 11/01/49 to 03/01/50	4,223,393	4,110,312
3.500%, 10/01/45	4,013,358	4,055,849
4.000%, 07/01/48 to 09/01/50	1,353,300	1,378,061
4.500%, 05/01/48	318,121	331,211
5.000%, 07/01/44	1,397,534	1,483,018
	Principal Amount	Value

FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	$1,386,252	$1,409,838

Total Freddie Mac		16,981,049
U.S. Treasury Obligations - 19.8%
U.S. Treasury Bonds
1.875%, 02/15/51	4,258,000	3,273,005
2.250%, 05/15/41	8,230,000	7,045,330
3.125%, 05/15/48	1,998,000	1,974,508
5.000%, 05/15/37	978,000	1,249,127
6.250%, 08/15/23	4,868,000	5,031,344
6.750%, 08/15/26	3,254,000	3,748,710
U.S. Treasury Notes
2.000%, 06/30/24	6,268,000	6,163,697
2.375%, 05/15/27	3,691,000	3,630,733

Total U.S. Treasury Obligations		32,116,454

Total U.S. Government and Agency Obligations (Cost $90,462,231)		85,531,086
Foreign Government Obligation - 0.8%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $1,383,553)	1,385,000	1,338,893

Short-Term Investments - 3.2%
Repurchase Agreements - 3.2%
Fixed Income Clearing Corp., dated 07/29/2022 due 08/01/2022, 2.10% total to be received $5,150,901 (collateralized by a U.S. Treasury, 0.125%, 01/15/30, totaling $5,253,075)	5,150,000	5,150,000

Total Short-Term Investments (Cost $5,150,000)		5,150,000
Total Investments - 99.2% (Cost $173,369,768)		160,677,713
Other Assets, less Liabilities - 0.8%		1,253,543
Net Assets - 100.0%		$161,931,256

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2022. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $1,647,955 or 1.0% of net assets.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$57,690,800	—	$57,690,800
Municipal Bonds†	—	10,966,934	—	10,966,934
U.S. Government and Agency Obligations†	—	85,531,086	—	85,531,086
Foreign Government Obligation†	—	1,338,893	—	1,338,893
Short-Term Investments
Repurchase Agreements	—	5,150,000	—	5,150,000
Total Investments in Securities	—	$160,677,713	—	$160,677,713

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.